FINANCIAL INSTRUMENTS (Details 27) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Direct guarantee [Member]
Disclosure Of Financials Instruments [Line items]
Financial guarantee granted	$ 19,882
Indirect guarantee [Member]
Disclosure Of Financials Instruments [Line items]
Financial guarantee granted	$ 341,291
Financial guarantee one [Member] | Direct guarantee [Member]
Disclosure Of Financials Instruments [Line items]
Name of subsidiary	Celulosa Arauco y Constitución S.A.
Nature of guarantee granted	Guarantee letter
Description of assets pledged	0
Description of functional currency	Chilean pesos
Financial guarantee granted	$ 817
Name of guarantor	Directorate General of Maritime Territory and Merchant Marine
Financial guarantee one [Member] | Indirect guarantee [Member]
Disclosure Of Financials Instruments [Line items]
Name of subsidiary	Celulosa Arauco y Constitución S.A.
Nature of guarantee granted	Suretyship not supportive and cumulative
Description of assets pledged	0
Description of functional currency	U.S. dollar
Financial guarantee granted	$ 34,211
Name of guarantor	Joint Ventures (Uruguay)
Financial guarantee two [Member] | Direct guarantee [Member]
Disclosure Of Financials Instruments [Line items]
Name of subsidiary	Celulosa Arauco y Constitución S.A.
Nature of guarantee granted	Guarantee letter
Description of assets pledged	0
Description of functional currency	Chilean pesos
Financial guarantee granted	$ 373
Name of guarantor	Railways
Financial guarantee two [Member] | Indirect guarantee [Member]
Disclosure Of Financials Instruments [Line items]
Name of subsidiary	Celulosa Arauco y Constitución S.A.
Nature of guarantee granted	Full Guarantee
Description of assets pledged	0
Description of functional currency	U.S. dollar
Financial guarantee granted	$ 240,000
Name of guarantor	Arauco North America, Inc.
Financial guarantee three [Member] | Direct guarantee [Member]
Disclosure Of Financials Instruments [Line items]
Name of subsidiary	Celulosa Arauco y Constitución S.A.
Nature of guarantee granted	Guarantee letter
Description of assets pledged	0
Description of functional currency	Chilean pesos
Financial guarantee granted	$ 2,453
Name of guarantor	Ministry of Public Works (MOP)
Financial guarantee three [Member] | Indirect guarantee [Member]
Disclosure Of Financials Instruments [Line items]
Name of subsidiary	Arauco do Brasil S.A.
Nature of guarantee granted	Endorsement of Arauco Forest Brasil S.A.
Description of assets pledged	0
Description of functional currency	Brazilian real
Financial guarantee granted	$ 38,332
Name of guarantor	Bank Safra S.A.
Financial guarantee four [Member] | Direct guarantee [Member]
Disclosure Of Financials Instruments [Line items]
Name of subsidiary	Celulosa Arauco y Constitución S.A.
Nature of guarantee granted	Guarantee letter
Description of assets pledged	0
Description of functional currency	Chilean pesos
Financial guarantee granted	$ 582
Name of guarantor	Illustrious municipality of Arauco
Financial guarantee four [Member] | Indirect guarantee [Member]
Disclosure Of Financials Instruments [Line items]
Name of subsidiary	Arauco do Brasil S.A.
Nature of guarantee granted	Endorsement of Mahal Empreendimentos e Participações S.A.
Description of assets pledged	0
Description of functional currency	Brazilian real
Financial guarantee granted	$ 28,748
Name of guarantor	Bank Safra S.A.
Financial guarantee five [Member] | Direct guarantee [Member]
Disclosure Of Financials Instruments [Line items]
Name of subsidiary	Celulosa Arauco y Constitución S.A.
Nature of guarantee granted	Guarantee letter
Description of assets pledged	0
Description of functional currency	Chilean pesos
Financial guarantee granted	$ 15,657
Name of guarantor	Sociedad Concesionaria Autopista Costa Arauco S.A.